Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies [Abstract]
Summary of product warranty accrual including accrued expenses
2015
Beginning balance, January 1, 2015	$242,000
Charged to cost of revenues	—
Usage	107,000

Ending balance, June 30, 2015	$135,000

2014
Beginning balance, January 1, 2014	$-
Charged to cost of revenues	311,000
Usage	(69,000)

Ending balance, December 31, 2014	$242,000

Summary of future minimum rental payments under operating leases
Six months ending December 31, 2015	202,000
Year Ending December 31, 2016	415,000
$617,000

2015	$327,000
2016	329,000
2017	3,000
2018	2,000
$661,000